Property, Equipment and Software, net - Summary of Property, Equipment and Software, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	¥ 100,931		¥ 58,466
Less: accumulated depreciation and amortization	(44,824)		(22,223)
Property, equipment and software, net	56,107	$ 8,081	36,243
Computers and Software
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	70,320		36,988
Furniture, Fixtures and Equipment
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	3,641		3,304
Vehicles
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	3,770		1,833
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	¥ 23,200		¥ 16,341